SHARE CAPITAL AND RESERVES (Details 3)	1 Months Ended
	Nov. 30, 2018 CAD ($) Share	Nov. 30, 2018 USD ($) Share	Nov. 30, 2017 Share	Nov. 30, 2016 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Stock Options Outstanding	117,000	117,000	220,000	0
Number of Stock Options Exercisable	72,500	72,500
16.29 (US$12.25)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Stock Options Outstanding	89,000	89,000
Number of Stock Options Exercisable	44,500	44,500
Exercise Price	$ 16.29	$ 12.25
Expiry Date Exercise Price Of Outstanding Share Options	Jul. 18, 2019
19.95 (US$15.00)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Stock Options Outstanding	12,000	12,000
Number of Stock Options Exercisable	12,000	12,000
Exercise Price	$ 19.95	$ 15.00
Expiry Date Exercise Price Of Outstanding Share Options	Jul. 18, 2019
23.28 (US$17.50)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Stock Options Outstanding	11,000	11,000
Number of Stock Options Exercisable	11,000	11,000
Exercise Price	$ 23.28	$ 17.50
Expiry Date Exercise Price Of Outstanding Share Options	Jul. 18, 2019
24.54 (US$18.45)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Stock Options Outstanding	5,000	5,000
Number of Stock Options Exercisable	5,000	5,000
Exercise Price	$ 24.54	$ 18.45
Expiry Date Exercise Price Of Outstanding Share Options	Jul. 18, 2019